CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance	$ 1,476	$ 1,739	$ 1,133
Property and Equipment accumulated depreciation and amortization (in dollars)	76,095	70,644	58,159
Intangible Assets accumulated amortization (in dollars)	$ 31,642	$ 23,232	$ 17,824
Preferred Stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized shares	500,000,000	500,000,000	500,000,000
Preferred Stock, issued shares	0	0	0
Preferred Stock, outstanding shares	0	0	0
Common Stock
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, authorized shares	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, issued shares	38,969,933	38,343,333	161,130,000
Common Stock, outstanding shares	38,969,933	38,343,333	161,130,000
Class B Common Stock
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, authorized shares	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, issued shares	209,919,402	209,919,402	0
Common Stock, outstanding shares	209,919,402	209,919,402	0
Class C Common Stock
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, authorized shares	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, issued shares	0	0	0
Common Stock, outstanding shares	0	0	0